Summary of Significant Accounting Policies - Narrative (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) Segment shares	Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
Asset impairment charges			$ 48,000	$ 0
Number of operating segments | Segment			1
Weighted-average number of common shares outstanding | shares			11,459,683
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	34.00%
Re-measurement of tax	$ 7,478,000
Capitalized costs, initial public offering costs		$ 9,400,000